Investment Securities (Tables)	12 Months Ended
Mar. 31, 2011
Investment Securities (Tables) [Abstract]
Cost gross unrealized holding gains and losses and fair value for investment securities by major security types

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥23,887	¥25,599	¥114	¥49,372

Other investment securities at cost	11,483

	¥35,370

At March 31, 2010
Investment securities:
Marketable equity securities available for sale	¥24,988	¥22,235	¥45	¥47,178

Other investment securities at cost	13,289

	¥38,277

	Thousands of U.S. dollars
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2011
Investment securities:
Marketable equity securities available for sale	$287,795	$308,422	$1,373	$594,844

Other investment securities at cost	$138,349

	$426,144